9. Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Major Customers
9. Commitments and Contingencies

9.	Commitments and Contingencies

Operating Leases

The Company leases its warehouse, kiosks, and tasting room space under operating lease agreements which expire through October 2020. Monthly lease payments range from $1,300 to $24,000 over the terms of the leases. For operating leases which contain fixed escalations in rental payments, the Company records the total rent expense on a straight-line basis over the lease term. The difference between the expense computed on a straight-line basis and actual payments for rent represents deferred rent which is included within accrued liabilities on the accompanying consolidated balance sheets. Retail spaces under lease are subject to monthly percentage rent adjustments when gross sales exceed certain minimums.

At December 31, 2014, future minimum lease payments required under the operating leases are approximately as follows:

2015	$185,000
2016	294,000
2017	254,000
2018	266,000
2019	278,000
Thereafter	240,000
Total	$1,517,000

Total rent expense was approximately $144,000 and $16,000 for the years ended December 31, 2014 and 2013, respectively.

Legal Matters

The Company is involved in certain legal matters arising from the ordinary course of business. Management does not believe that the outcome of these matters will have a significant effect on the Company's consolidated financial position or results of operations.